Summary of Significant Accounting Policies - Disaggregation of Revenue (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	¥ 4,228,095	¥ 3,345,901
Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	627,993	941,664
Loan facilitation service fees [Member] | Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	2,984,063	2,404,178
Loan facilitation service fees [Member] | Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	326,812	515,056
Post-facilitation service fees [Member] | Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	1,096,660	678,518
Post-facilitation service fees [Member] | Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	103,713	244,279
Other Revenue [Member] | Quality Assurance Program [Member] | Investment Management Fees [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	109,423	208,471
Other Revenue [Member] | Quality Assurance Program [Member] | Other Revenues [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	37,949	54,734
Other Revenue [Member] | Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors		68,619
Other Revenue [Member] | Without Quality Assurance Program [Member] | Borrowers Referral Fee [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	130,677	96,167
Other Revenue [Member] | Without Quality Assurance Program [Member] | Other Revenues [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	¥ 66,791	¥ 17,543